UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments

Elfun International Equity Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—97.1%†	Number of Shares	Fair Value
Australia—1.0%
Brambles Ltd.	77,295	$670,456
CSL Ltd.	34,526	2,168,690
		2,839,146
Belgium—1.0%
Anheuser-Busch InBev N.V.	26,279	3,018,714
Canada—2.8%
Brookfield Asset Management Inc.	36,164	1,596,085
Cameco Corp.	114,903	2,257,822
Cenovus Energy Inc.	88,144	2,862,415
Peyto Exploration & Development Corp.	41,267	1,561,726
		8,278,048
China—1.9%
Baidu Inc. ADR	29,693	5,546,949	(a,b)
France—13.7%
Airbus Group N.V.	63,402	4,248,328
AXA S.A.	158,649	3,791,476
BNP Paribas S.A.	75,316	5,109,027
Credit Agricole S.A.	203,643	2,871,824
Essilor International S.A.	7,795	826,587
Safran S.A.	76,009	4,975,999
Sanofi	49,914	5,301,799
Schneider Electric SE	32,656	3,073,880
Technip S.A.	39,549	4,325,926
Total S.A.	81,412	5,883,137
		40,407,983
Germany—9.6%
Bayer AG	36,095	5,097,620
Continental AG	11,365	2,632,041
Deutsche Bank AG	48,952	1,722,147
Fresenius SE & Company KGaA	23,095	3,443,475
HeidelbergCement AG	52,324	4,465,285
Linde AG	25,436	5,408,432
SAP AG	69,307	5,351,892
		28,120,892
Hong Kong—2.5%
AIA Group Ltd.	1,238,462	6,231,979
Sands China Ltd.	161,397	1,223,438
		7,455,417
India—2.8%
ICICI Bank Ltd.	162,299	3,820,078
Larsen & Toubro Ltd.	109,181	3,091,450
Power Grid Corporation of India Ltd.	613,561	1,419,009
		8,330,537

Italy—2.5%
Intesa Sanpaolo S.p.A.	1,606,890	4,963,367
Luxottica Group S.p.A.	42,895	2,482,504
		7,445,871
Japan—26.1%
Astellas Pharma Inc.	134,600	1,768,448
Denso Corp.	43,900	2,095,222
East Japan Railway Co.	24,900	1,961,178
FANUC Corp.	25,900	4,466,443
Fast Retailing Company Ltd.	6,566	2,160,257
Hitachi Ltd.	409,000	2,995,686
Keyence Corp.	5,700	2,486,664
Mazda Motor Corp.	703,000	3,296,234
Mitsubishi Estate Company Ltd.	176,259	4,351,451
Mitsubishi Heavy Industries Ltd.	204,000	1,272,672
Mitsubishi UFJ Financial Group Inc.	707,000	4,333,912
Mitsui Fudosan Company Ltd.	201,218	6,785,062
Murata Manufacturing Company Ltd.	69,097	6,466,696
Nidec Corp.	47,300	2,902,293
Rakuten Inc.	364,097	4,704,634
SoftBank Corp.	90,601	6,745,998
Sumitomo Mitsui Financial Group Inc.	90,800	3,803,911
Tokio Marine Holdings Inc.	161,800	5,321,728
Toyota Motor Corp.	123,882	7,439,890
Unicharm Corp.	22,232	1,324,857
		76,683,236
Mexico—0.5%
Grupo Financiero Banorte SAB de C.V.	210,073	1,502,395
Netherlands—2.9%
ASML Holding N.V.	34,047	3,170,317
ING Groep N.V.	377,209	5,298,837	(a)
		8,469,154
Norway—1.1%
Subsea 7 S.A.	167,933	3,130,801
South Korea—0.8%
Samsung Electronics Company Ltd.	1,728	2,257,774
Sweden—4.9%
Assa Abloy AB	61,962	3,151,231
Hexagon AB	55,002	1,772,148
Svenska Cellulosa AB SCA	109,150	2,842,486
Telefonaktiebolaget LM Ericsson	554,816	6,701,428
		14,467,293
Switzerland—6.0%
ABB Ltd.	116,571	2,684,235
Givaudan S.A.	1,101	1,836,242
Nestle S.A.	41,103	3,184,231
Roche Holding AG	23,662	7,057,509
The Swatch Group AG	4,838	2,921,458
		17,683,675
Taiwan—2.3%
MediaTek Inc.	85,000	1,437,638
Taiwan Semiconductor Manufacturing Company Ltd.	1,277,400	5,411,987
		6,849,625

United Kingdom—14.7%
Barclays PLC	1,494,621	5,438,266
BHP Billiton PLC	134,635	4,349,733	(b)
BT Group PLC	215,150	1,415,947
Capita PLC	160,653	3,145,227
Diageo PLC	81,535	2,601,438
Experian PLC	117,411	1,983,460
GlaxoSmithKline PLC	177,832	4,755,590
HSBC Holdings PLC	321,080	3,255,011
International Consolidated Airlines Group S.A.	371,380	2,352,688	(a)
Johnson Matthey PLC	31,031	1,644,808
Prudential PLC	198,842	4,559,263
Rio Tinto PLC	33,349	1,772,521
Vodafone Group PLC	781,468	2,605,575
WPP PLC	156,144	3,401,359
		43,280,886

Total Common Stock (Cost $237,798,452)		285,768,396

Preferred Stock—2.0%
Germany—2.0%
Volkswagen AG (Cost $4,322,245)	22,165	5,820,596

Total Investments in Securities (Cost $242,120,697)		291,588,992

Short-Term Investments—1.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $3,035,999)		3,035,999	(c,d)

Total Investments (Cost $245,156,696)		294,624,991

Liabilities in Excess of Other Assets, net—(0.1)%		(248,288)

NET ASSETS—100.0%		$294,376,703

Other Information:

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2014	17	$(752,266)	$6,223
FTSE 100 Index Futures	September 2014	3	(344,244)	663
Topix Index Futures	September 2014	3	(373,871)	(6,696)

				$190

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Coupon amount represents effective yield.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

The Fund was invested in the following sectors at June 30, 2014:

Sector	Percentage (based on Fair Value)
Diversified Banks	11.91%
Pharmaceuticals	8.14%
Automobile Manufacturers	5.62%
Diversified Real Estate Activities	4.32%
Life & Health Insurance	3.66%
Wireless Telecommunication Services	3.17%
Aerospace & Defense	3.13%
Semiconductors	3.09%
Integrated Oil & Gas	2.97%
Oil & Gas Equipment & Services	2.53%
Electronic Equipment & Instruments	2.46%
Communications Equipment	2.27%
Electronic Components	2.20%
Diversified Metals & Mining	2.08%
Electrical Components & Equipment	2.03%
Industrial Machinery	1.95%
Internet Software & Services	1.88%
Industrial Gases	1.84%
Apparel, Accessories & Luxury Goods	1.83%
Application Software	1.82%
Property & Casualty Insurance	1.81%
Other Diversified Financial Services	1.80%
Auto Parts & Equipment	1.60%
Internet Retail	1.60%
Construction Materials	1.52%
Household Products	1.41%
Multi-Line Insurance	1.29%
Specialty Chemicals	1.18%
Healthcare Services	1.17%
Advertising	1.15%
Packaged Foods & Meats	1.08%
Semiconductor Equipment	1.08%

Building Products	1.07%
Human Resource & Employment Services	1.07%
Construction & Engineering	1.05%
Brewers	1.02%
Heavy Electrical Equipment	0.91%
Distillers & Vintners	0.88%
Airlines	0.80%
Coal & Consumable Fuels	0.77%
Biotechnology	0.74%
Apparel Retail	0.73%
Research & Consulting Services	0.67%
Railroads	0.67%
Diversified Capital Markets	0.58%
Oil & Gas Exploration & Production	0.53%
Electric Utilities	0.48%
Integrated Telecommunication Services	0.48%
Casinos & Gaming	0.42%
Healthcare Supplies	0.28%
Diversified Support Services	0.23%

98.97%

Short-Term Investments
Short-Term Investments	1.03%

1.03%

100.00%

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$285,768,396	$—	$—	$285,768,396
Preferred Stock	5,820,596	—	—	5,820,596
Short-Term Investments	3,035,999	—	—	3,035,999

Total Investments in Securities	$294,624,991	$—	$—	$294,624,991

Other Financial Instruments*
Short Futures Contracts—Unrealized Appreciation	$6,886	$—	$—	$6,886
Short Futures Contracts—Unrealized Depreciation	(6,696)	—	—	(6,696)

Total Other Financial Instruments	$190	$—	$—	$190

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$247,317,150	$54,682,604	$(7,374,763)	$47,307,841

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, Elfun Funds

Date: August 26, 2014